COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS & CONTINGENCIES (Note 7)
2021	$ 62	$ 91
2022	108	108
2023	112	112
2024	115	115
2025	118	119
Thereafter	50	50
Total	565	595
Less: interest	146	147
Present value of lease liability	$ 419	$ 448